Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 49,748	₩ 23,866
Other receivables	16,261	20,592
Total receivables	66,009	44,458
Other payables		3
Total payables		3
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	0
Loan			₩ 8,234
Trade accounts and notes payable	257	444
Other payables	0
Total payables	257	444
Samecheok Blue Power Co Ltd PO Spower [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	120,672	92,715
Total receivables	120,672	92,715
Other payables	23,683	40,536
Total payables	23,683	40,536
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	62,611	62,420	60,516
Other receivables	477	143
Total receivables	63,088	62,563
Total payables	0
CSP — Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		19,704
Total receivables		19,704
Trade accounts and notes payable	3,144
Total payables	3,144
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	9,108	6,534
Total receivables	9,108	6,534
Trade accounts and notes payable	4,393	1,023
Other payables		150
Total payables	4,393	1,173
PT. Batutua Tembaga Raya [member]
Disclosure of transactions between related parties [line items]
Loan	0	35,355	36,291
Total receivables		35,355
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	19,271	13,889
Total receivables	19,271	13,889
Trade accounts and notes payable		193
Other payables	18
Total payables	18	193
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	47,423	91,003	147,367
Total receivables	47,423	91,003
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	38,962	65,545
Loan	179,036	143,120
Other receivables	114,775	110,981
Total receivables	332,773	319,646
Trade accounts and notes payable	240	7,035
Other payables	31,047	11,446
Total payables	31,287	18,481
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	267,154	260,175
Loan	318,169	355,350	449,070
Other receivables	131,513	131,818
Total receivables	716,836	747,343
Trade accounts and notes payable	9,117	9,907
Other payables	54,748	52,135
Total payables	63,865	62,042
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,183	2,799
Total receivables	8,183	2,799
Trade accounts and notes payable	1,083	783
Total payables	1,083	783
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		21,916
Total receivables		21,916
Trade accounts and notes payable		429
Total payables		429
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.) [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,162	6,299
Total receivables	14,162	6,299
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	7,048	6,908
Loan	29,099	23,452	₩ 10,579
Other receivables		102
Total receivables	₩ 36,147	₩ 30,462